FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Shares issuable pursuant to Subscription agreement
Fair value asset
Fair value	$ 2,425,647
Change in valuation inputs or other assumptions	64,298
Fair value	2,489,945
Private Placement Warrants
Fair value liability
Fair value	307,656
Change in valuation inputs or other assumptions	(184,594)
Fair value	123,062
Tau Agreement Liability
Fair value liability
Initial measurement	1,090,949
Fair value of advance requests	1,652,300
Transferred to equity	(1,911,472)
Change in valuation inputs or other assumptions	(291,990)
Fair value	539,787
Conversion Derivative
Fair value liability
Fair value	16,462,690
Change in valuation inputs or other assumptions	(16,359,505)
Fair value	103,185
Earnout Liability
Fair value liability
Fair value	12,298,000
Change in valuation inputs or other assumptions	(929,000)
Fair value	11,369,000
Contingent Guarantee
Fair value liability
Fair value	3,256,863
Shares issued as partial payment	(1,210,290)
Change in valuation inputs or other assumptions	839,774
Exchanged to Merger financing note	(2,886,347)
Merger Financing Derivative
Fair value liability
Fair value
Initial measurement	113,044
Change in valuation inputs or other assumptions	(49,348)
Fair value	63,696
Secured Convertible Derivative
Fair value liability
Fair value
Initial measurement	89,535
Change in valuation inputs or other assumptions	(89,535)
Fair value